Note 4 - Loans Receivable - 10Q (Details) - Financing Receivable by Credit Quality Indicators (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 345,005	[1],[2]	$ 353,192	[1],[2]
One-to-Four-Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	30,704		30,216
One-to-Four-Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,969		3,698
One-to-Four-Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	9,264		12,993
One-to-Four-Family Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	96,200		111,029
One-to-Four-Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	139,137	[1],[2]	157,936	[1],[2]
Multifamily Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	19,764		16,695
Multifamily Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			4,078
Multifamily Residential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	11		17
Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	19,775	[1],[2]	20,790	[1],[2]
Nonfarm Nonresidential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	140,612		117,604
Nonfarm Nonresidential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	5,129		7,445
Nonfarm Nonresidential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,374		12,045
Nonfarm Nonresidential [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	827		920
Nonfarm Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	150,942	[1],[2]	138,014	[1],[2]
Construction and Land Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	6,020		5,298
Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	392		867
Construction and Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,242		4,934
Construction and Land Development [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,589		3,452
Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,243	[1],[2]	14,551	[1],[2]
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	15,420		15,127
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable			340
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	364		425
Commercial Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	128		191
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	15,912	[1],[2]	16,083	[1],[2]
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	155		159
Consumer Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	26		45
Consumer Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,815		5,614
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	4,996	[1],[2]	5,818	[1],[2]
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	212,675	[2]	185,099	[2]
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,490	[2]	12,350	[2]
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	18,270	[2]	34,520	[2]
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 105,570	[2]	$ 121,223	[2]

[1]	Gross of unearned discounts and net deferred loan costs and the allowance for loan and lease losses.
[2]	Gross unearned discounts and net deferred loan costs and the allowance for loan and lease losses.